Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of non-cancelable purchase obligations	As of December 31, 2022, the Company had outstanding non-cancelable purchase obligations with a term of 12 months or longer as follows:

Years ending December 31,
2023	$8,299
2024	3,205
2025	2,261
Total purchase obligations	$13,765